Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document Information [Line Items]
Entity Registrant Name	CLICKSOFTWARE TECHNOLOGIES LTD
Entity Central Index Key	0001105841
Current Fiscal Year End Date	--12-31
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2012
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012